INTEREST IN ASSOCIATES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Operating revenues	¥ 2,740,884	¥ 2,104,724	¥ 2,957,868
Net income for the year	85,851	42,271	72,107
Other comprehensive income	17,507	315	5,580
Total comprehensive income	103,358	42,586	77,687
PipeChina (i)
Disclosure of associates [line items]
Operating revenues	101,572	22,766
Net income for the year	29,776	6,444
Other comprehensive income	2
Total comprehensive income	29,778	6,444
Dividends declared by associates	442
Share of net income from associates	3,205	709
Carrying Amounts	73,674	70,747
Sinopec Finance Company Limited ("Sinopec Finance")
Disclosure of associates [line items]
Operating revenues	5,177	4,742	4,966
Net income for the year	2,168	2,027	2,234
Other comprehensive income	26	(372)	411
Total comprehensive income	2,194	1,655	2,645
Dividends declared by associates	490
Share of net income from associates	1,062	993	1,095
Share of other comprehensive income from associates (iii)	13	(182)	201
Carrying Amounts	15,168	14,583
Sinopec Capital Co.,Ltd. ("Sinopec Capital")
Disclosure of associates [line items]
Operating revenues	2	2
Net income for the year	990	1,278	232
Total comprehensive income	990	1,278	232
Share of net income from associates	485	626	114
Carrying Amounts	6,144	5,659
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")
Disclosure of associates [line items]
Operating revenues	16,959	11,707	13,329
Net income for the year	4,184	551	1,994
Total comprehensive income	4,184	551	1,994
Dividends declared by associates	86	284	219
Share of net income from associates	1,621	214	773
Carrying Amounts	9,327	7,792
Caspian Investments Resources Ltd. ("CIR")
Disclosure of associates [line items]
Operating revenues	1,826	1,252	2,334
Net income for the year	461	181	424
Other comprehensive income	3	(308)	151
Total comprehensive income	464	(127)	575
Dividends declared by associates	1,152	2,517
Share of net income from associates	231	91	212
Share of other comprehensive income from associates (iii)	2	(154)	76
Carrying Amounts	240	1,160
Aggregated individually immaterial associates
Disclosure of associates [line items]
Share of net income from associates	7,283	3,444	6,198
Share of other comprehensive income from associates (iii)	271	1,101	¥ 299
Carrying Amounts	¥ 44,176	¥ 36,222